Commitments and Contingencies - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Underwriting discount | $ / shares	$ 0.20	$ 0.20
Underwriting discount aggregate amount | $	$ 4,000,000	$ 4,600,000
Additional fee per unit | $ / shares	$ 0.35	$ 0.35
Deferred underwriting commissions in connection with the initial public offering | $	$ 7,000,000	$ 8,050,000
Over-Allotment Option
Underwriting discount aggregate amount | $	4,600,000
Deferred underwriting commissions in connection with the initial public offering | $	$ 8,050,000